10. STOCK COMPENSATION	6 Months Ended
Sep. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK COMPENSATION

10. STOCK COMPENSATION

The following table breaks out the components of our share-based compensation expenses relating to shares and options granted and the effect on basic and diluted loss per common share during the three and six months ended September 30, 2014 and 2013.

	Three Months Ended	Three Months Ended	Six Months Ended	Six Months Ended
	September 30, 2014	September 30, 2013	September 30, 2014	September 30, 2013
Vesting of stock options	89,793	73,856	260,680	124,243
Incremental fair value of option modifications	–	957	–	1,914
Vesting expense associated with CEO restricted stock grant	–	–	–	64,444
Total share-based compensation expense	$89,793	$74,813	$260,680	$190,601

Total share-based compensation expense included in net loss	$89,793	$73,856	$260,680	$190,601

Weighted average number of common shares outstanding – basic and diluted	259,369,911	187,643,582	243,494,916	182,004,220

Basic and diluted loss per common share	$(0.00)	$(0.00)	$(0.00)	$(0.00)

All of the stock-based compensation expense recorded during the six months ended September 30, 2014 and 2013, which totaled $260,680 and $190,601, respectively, is included in payroll and related expense in the accompanying condensed consolidated statements of operations.  Stock-based compensation expense recorded during the six months ended September 30, 2014 and 2013 had no impact on basic and diluted loss per common share.

We review share-based compensation on a quarterly basis for changes to the estimate of expected award forfeitures based on actual forfeiture experience. The cumulative effect of adjusting the forfeiture rate for all expense amortization is recognized in the period the forfeiture estimate is changed. The effect of forfeiture adjustments for the three and six month periods ended September 30, 2014 was insignificant.

On June 6, 2014, our Board of Directors approved the following grants of options to certain officers and directors of the Company:

o	To Mr. James A. Joyce, an option to acquire an aggregate of 1,500,000 shares of our common stock at an exercise price of $0.19 per share, the closing price of our common stock on the date of grant. The fair value of this stock option at the date of grant was $246,000. The option vested as to 500,000 shares on the grant date for a vesting expense of $82,000 and will vest as to an additional 500,000 shares on each of the first two anniversaries of the grant date. Unless earlier exercised or terminated, the option will expire June 6, 2024.

o	To Mr. Rodney S. Kenley, an option to acquire an aggregate of 250,000 shares of our common stock at an exercise price of $0.19 per share, the closing price of our common stock on the date of grant. The fair value of this stock option at the date of grant was $41,000. The option vested as to 83,333 shares on the grant date for a vesting expense of $13,667 and will vest as to an additional 83,333 shares on the first anniversary of the grant date and 83,334 shares on the second anniversary of the grant date. Unless earlier exercised or terminated, the option will expire June 6, 2024.

o	To Mr. James B. Frakes, an option to acquire an aggregate of 250,000 shares of our common stock at an exercise price of $0.19 per share, the closing price of our common stock on the date of grant. The fair value of this stock option at the date of grant was $41,000. The option vested as to 83,333 shares on the grant date for a vesting expense of $13,667 and will vest as to an additional 83,333 shares on the first anniversary of the grant date and 83,334 shares on the second anniversary of the grant date. Unless earlier exercised or terminated, the option will expire June 6, 2024.

o	To Dr. Richard H. Tullis, an option to acquire an aggregate of 50,000 shares of our common stock at an exercise price of $0.19 per share, the closing price of our common stock on the date of grant. The fair value of this stock option at the date of grant was $8,200. The option vested as to 16,667 shares on the grant date for a vesting expense of $2,733 and will vest as to an additional 16,667 shares on the first anniversary of the grant date and 16,666 shares on the second anniversary of the grant date. Unless earlier exercised or terminated, the option will expire June 6, 2024.

In addition to the above grants to our officers, on June 6, 2014, our Board of Directors also approved the grant of options to five employees to acquire an aggregate of 370,000 shares of our common stock at an exercise price of $0.19 per share, the closing price of our common stock on the date of grant. The aggregate fair value of those stock options at the date of grant was $60,680. Those options vested as to 123,333 shares on the grant date for a vesting expense of $20,227 and will vest as to an additional 123,333 shares on the first anniversary of the grant date and 123,334 shares on the second anniversary of the grant date. Unless earlier exercised or terminated, the option will expire June 6, 2024.

In addition to the share-based compensation expense for the specific stock option grants noted above, our total share-based compensation expense for the three and six months ended September 30, 2014 includes ongoing vesting expense associated with stock grants from prior periods.

Changes to 2012 Board Compensation Program

In July 2012, the Board approved a Board Compensation Program (the “2012 Program”), which modified and superseded the 2005 Directors Compensation Program that had been in effect previously. On June 6, 2014, the Board approved certain changes to the 2012 Program. Under the modified 2012 Program, in which only non-employee Directors may participate, a new eligible Director will receive an initial grant of $50,000 worth of options to acquire shares of common stock, with such grant being valued at the exercise price based on the average of the closing bid prices of our common stock for the five trading days preceding the first day of the fiscal year. These options will have a term of ten years and will vest 1/3 upon grant and 1/3 upon each of the first two anniversaries of the date of grant.

At the beginning of each fiscal year, each existing Director eligible to participate in the 2012 Program also will receive a grant of $35,000 worth of options valued at the exercise price based on the average of the closing bid prices of the Common Stock for the five trading days preceding the first day of the fiscal year. Such options will vest on the first anniversary of the date of grant. In lieu of per meeting fees, under the 2012 Program eligible Directors will receive an annual Board retainer fee of $30,000. The modified 2012 Program also provides for the following annual retainer fees: Audit Committee Chair - $5,000, Compensation Committee chair - $5,000, Audit Committee member - $4,000, Compensation Committee member - $4,000 and Lead independent director - $15,000.

As a result of the modified 2012 Program on June 6, 2014, we issued 184,211 stock options to each of our three outside directors. Those grants vest over the fiscal year ending March 31, 2015 and have an exercise price of $0.19 per share.

All of the foregoing actions - the changes in base salaries, the option grants and the changes to the Directors Compensation Program discussed herein - were approved and recommended by the Company’s Compensation Committee prior to approval by the Board.

The following outlines the significant weighted average assumptions used to estimate the fair value information presented, with respect to stock option grants utilizing the Binomial Lattice option pricing models at, and during the six months ended September 30, 2014:

Risk free interest rate	2.6%
Average expected life	10 years
Expected volatility	90.23%
Expected dividends	None

The expected volatility was based on the historic volatility. The expected life of options granted was based on the "simplified method" as described in the SEC's guidance due to changes in the vesting terms and contractual life of current option grants compared to our historical grants.

In May 2013, we granted to a scientific advisory board member and a scientific consultant a three year option to purchase 125,000 shares of our common stock at a price of $0.11 per share.

In July 2013, our compensation committee and Board of Directors approved the issuance of four stock option grants to four of our executives. The options carried an exercise price of $0.10 per share, have a ten year life and vest over the following schedule: 25% on July 1, 2014, 25% on July 1, 2015, 25% on July 1, 2016 and 25% on July 1, 2017. The numbers of shares underlying each of the stock option grants were as follows: 2,000,000 shares to our chief executive officer and 500,000 shares each to our president, chief science officer and chief financial officer (see Note 10).

The following outlines the significant weighted average assumptions used to estimate the fair value information, which is based on historical data, with respect to stock option grants utilizing the Binomial Lattice option pricing models at, and during the six months ended September 30, 2013:

Risk free interest rate	0.38% - 2.50%
Average expected life	3 years - 10 years
Expected volatility	94.6% - 102.7%
Expected dividends	None

The expected volatility was based on the historic volatility. The expected life of options granted was based on the "simplified method" as described in the SEC's guidance due to changes in the vesting terms and contractual life of current option grants compared to our historical grants.

Options outstanding that have vested and are expected to vest as of September 30, 2014 are as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years

Vested	24,294,227	$0.26	3.96
Expected to vest	4,711,811	$0.14	9.15
Total	29,006,038

A summary of stock option activity during the six months ended September 30, 2014 is presented below:

	Number of Options	Range of Exercise Price	Weighted Average Exercise Price
Stock options outstanding at March 31, 2014	26,133,407	$0.076 - $0.41	$0.25
Exercised	–	–	–
Granted	2,972,631	0.19	$0.19
Cancelled/Expired	(100,000)	0.19	0.19
Stock options outstanding at September 30, 2014	29,006,038	$0.076 - $0.41	$0.24
Stock options exercisable at September 30, 2014	24,294,227	$0.076 - $0.41	$0.26

At September 30, 2014, there was approximately $497,783 of unrecognized compensation cost related to share-based payments, which is expected to be recognized over a weighted average period of 2.19 years.

On September 30, 2014, our stock options had a negative intrinsic value since the closing price of our common stock on that date of $0.12 per share was below the weighted average exercise price of our stock options.